                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



         Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Delta Partners, LLC

Address:  One International Place, Suite 2401
	  Boston, MA  02110


13F File Number: 028-10018

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Rebecca Rogers
Title:  Chief Operating Officer/Chief Compliance Officer
Phone:  (617) 526-8939


Signature, Place and Date of Signing:

    Rebecca Rogers                  Boston, MA               February 13, 2008
-----------------------     --------------------------    ----------------------
     [Signature]                   [City, State]                   [Date]





Report Type:  (Check only one):

[_] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)







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                             Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:            0

Form 13F Information Table Entry Total:       25

Form 13F Information Table Value Total:   $ 958,471
                                           (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number            Name


	 1    	28- 10514                       Charles Jobson
     	----	--------------------------      --------------------------




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                                                     FORM 13F INFORMATION TABLE


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




                                                                VALUATION CURRENCY: USD

COLUMN 1                            COLUMN 2      COLUMN 3      COLUMN 4    COLUMN 5               COLUMN 6     COLUMN 7   COLUMN 8
NAME OF ISSUER                      TITLE         CUSIP         VALUE       SHARES OR              INVESTMENT   MANA-      VOTING
                                    OF            NUMBER        X($1000)    PRINCIPLE  SH/  PUT/   DISCRETION   GERS       AUTHORITY
                                    CLASS                                   AMOUNT     PRN  CALL                           (SOLE)
--------------                      --------      ---------     --------    ---------  ---  ----   ----------   --------   ---------


AFC Enterprises Inc                 COM           00104Q107     $39,721     3,508,912  SH          SHARED       1          3,508,912
Actel Corporation                   COM           004934105     $23,791     1,741,623  SH          SHARED       1          1,741,623
Advanta Corp                        CL B          007942204     $565           70,000  SH          SHARED       1             70,000
AerCap Holdings NV                  SHS           N00985106     $66,367     3,180,000  SH          SHARED       1          3,180,000
Boyd Gaming Corporation             COM           103304101     $60,498     1,775,700  SH          SHARED       1          1,775,700
Career Education Corporation        COM           141665109     $125,046    4,974,000  SH          SHARED       1          4,974,000
Chart Industries Inc                COM PAR $0.01 16115Q308     $20,085       649,990  SH          SHARED       1            649,990
Dollar Thrifty Automotive Group Inc COM           256743105     $14,740       622,482  SH          SHARED       1            622,482
Familymeds Group Inc                COM           30706T209     $100          333,081  SH          SHARED       1            333,081
First Marblehead Corporation        COM           320771108     $134,454    8,787,819  SH          SHARED       1          8,787,819
GameTech International Inc          COM           36466D102     $7,140        995,175  SH          SHARED       1            995,175
Desarrolladora Homex SA de CV       SPONS ADR     25030W100     $1,484         30,000  SH          SHARED       1             30,000
Magna Entertainment Corp            CL A          559211107     $1,487      1,533,046  SH          SHARED       1          1,533,046
Mastercard Inc                      CL A          57636Q104     $74,481       346,100  SH          SHARED       1            346,100
McGraw-Hill Companies Inc           COM           580645109     $8,762        200,000  SH          SHARED       1            200,000
Moody's Corporation                 COM           615369105     $189            5,300  SH          SHARED       1              5,300
Natures Sunshine Products           COM           639027101     $20,693     2,178,200  SH          SHARED       1          2,178,200
Progressive Gaming Intl Corp        COM           74332S102     $8,204      3,308,117  SH          SHARED       1          3,308,117
Qiao Xing Mobile Comm Co Ltd        SHS           G73031109     $85            10,000  SH          SHARED       1             10,000
SK Telecom Co Ltd                   SPONS ADR     78440P108     $158,152    5,300,000  SH          SHARED       1          5,300,000
Silicon Motion Technology Cor       SPONS ADR     82706C108     $28,448     1,600,000  SH          SHARED       1          1,600,000
Thermadyne Holdings Corporation     COM PAR $0.01 883435307     $10,074       876,000  SH          SHARED       1            876,000
US Airways Group Inc                COM           90341W108     $45,680     3,105,400  SH          SHARED       1          3,105,400
Valassis Communications Inc         COM           918866104     $50,703     4,337,300  SH          SHARED       1          4,337,300
WR Grace & Co                       COM           38388F108     $57,523     2,197,200  SH          SHARED       1          2,197,200





                                                                 $958,471










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